UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022


Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Operating Officer
Phone:     (212) 771-1200


Signature, Place, and Date of Signing:

       /s/  John Grizzetti              New York, New York    February 14, 2013
-----------------------------------     ------------------    -----------------
/s/ by  John Grizzetti with Express       [City, State]            [Date]
     Permission


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               ----------

Form 13F Information Table Entry Total:            22
                                               ----------

Form 13F Information Table Value Total:        $6,965,320
                                               ----------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------



             Column 1             Column 2     Column 3    Column 4     Column 5         Column 6   Column 7  Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF                   VALUE     SHRS OR SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
          NAME OF ISSUER           CLASS         CUSIP     (X$1000)    PRN AMT PRN CALL DISCRETION  MANAGERS    SOLE    SHARED  NONE
BABCOCK & WILCOX CO NEW             COM        05615F102  385,002   14,694,745 SH        Sole                14,694,745
BEAM INC                            COM        073730103  96,839    1,585,189  SH        Sole                1,585,189
BP PLC                         SPONSORED ADR   055622104  142,269   3,416,633  SH        Sole                3,416,633
CLEAR CHANNEL OUTDOOR HLDGS         CL A       18451C109  35,612    5,072,946  SH        Sole                5,072,946
DELTA AIR LINES INC                 COM        247361702  20,116    1,694,668  SH        Sole                1,694,668
DISH NETWORK CORP                   CL A       25470M109  233,431   6,412,940  SH        Sole                1,900,880
ENERGY TRANSFER EQUITY LP      COM UT LTD PTN  29273V100  370,575   8,148,085  SH        Sole                1,754,883
FIDELITY NATIONAL FINL              CL A       31620R105  84,258    3,577,850  SH        Sole                3,577,850
FORTUNE BRANDS HOME & SEC INC       COM        34964C106  79,025    2,704,494  SH        Sole                2,704,494
GENERAL GROWTH PROPERTIES           REIT       370023103  197,536   9,951,460  SH        Sole                9,951,460
GOLDEN ENTERPRISES                  COM        381010107  1,512     440,875    SH        Sole                440,875
HCA HOLDINGS INC                    COM        40412C101  109,378   3,625,377  SH        Sole                3,625,377
HERBALIFE LTD                       COM        020884924  30,897    937,992    SH        Sole                937,992
HUBBELL INC                         CL A       443510102  38,364    493,933    SH        Sole                493,933
HUBBELL INC                         CL B       443510201  96,090    1,135,416  SH        Sole                1,135,416
LIBERTY MEDIA CORP             LIB CAP COM A   530322106  118,324   1,019,943  SH        Sole                1,019,943
SAUER-DANFOSS INC                   COM        804137107  94,280    1,766,537  SH        Sole                1,766,537
TURQUOISE HILL RESOURCES LTD        COM        900435108  137,074   18,012,321 SH        Sole                18,012,321
UNITED CONTINENTAL HOLDINGS         COM        910047109  19,486    833,364    SH        Sole                833,364
YPF S.A.                       SPON ADR CL D   984245100  185,563   12,753,469 SH        Sole                12,753,469
SPDR GOLD TRUST                     ETF        78463V907  4,260,851 26,298,300 SH  CALL  Sole                26,298,300
ISHARES FTSE CHINA 25 INDEX         ETF        464287954  228,838   5,657,300  SH  PUT   Sole                5,657,300